DISCONTINUED OPERATIONS	12 Months Ended
Sep. 30, 2013
DISCONTINUED OPERATIONS
4.	DISCONTINUED OPERATIONS

Gaokao retake business operated by Champion Xinlixiang has been in a loss position. As a result, on September 27, 2011, the Company decided to discontinue operations of Gaokao retake business and put the related assets and business up for sale. On May 4, 2012, the Company completed the sale of this operation for total cash proceeds of US$157. The assets sold consisted primarily of cash and cash equivalents, accounts receivable, property and equipment, prepayment and other assets. The buyer also assumed certain income tax payable, deferred revenue and accrued liabilities and other liabilities.

In conjunction with the discontinuance of operations, the Company recorded an impairment loss of US$2,063 in the year ended September 30, 2011 to write down the related carrying amounts of its assets to their fair values less cost to sell (see Note 11).

The following is a summary of the assets and liabilities sold as of May 4, 2012 and the related gain on disposal:

Disposed as of May 4, 2012
US$

Current assets of discontinued operations:
Cash and cash equivalents	312
Accounts receivable, net	14
Prepayment and other current assets	324

650

Current liabilities of discontinued operations:
Accrued expenses and other liabilities	348
Income tax payable	128
Deferred revenue, current portion	314

790

Net liabilities disposed	(140)
Cash proceeds	157

Gain on disposition of the discontinued operation	297

Summarized operating results from the discontinued operations included in the Group’s consolidated statements of operations were as follows for the years ended September 30, 2011 and 2012:

	Years ended September 30,
	2011	2012
	US$	US$

Revenues	1,776	1,045
Pre-tax profit (loss) from discontinued operations	(3,444)	(61)
Income tax expense	144	—
Income (loss) from discontinued operations, net of tax	(3,300)	(61)
Gain on disposal of discontinued operation	—	297
Net (loss) income from discontinued operations attributable to China Distance Education Holding Limited, net of tax	(3,300)	236

All notes to the accompanying consolidated financial statements have reflected the effect of the discontinued operations, where applicable.